CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
General and administrative	2,010,397	401,029	3,654,659	737,008	2,472,238	1,610,331
Research and development	196,872	79,550	196,872	79,550	79,550	153,250
Facility operations	172,431	68,271	411,756	79,643	403,029	232,318
Depreciation and amortization	404,272	8,896	758,775	19,677	346,437	100,359
Total operating expenses	2,783,972	557,746	5,022,062	915,878	3,301,254	2,096,258
Net loss from operations	(2,783,972)	(557,746)	(5,022,062)	(915,878)	(3,301,254)	(2,096,258)
Other income (expense):
Interest expense	(65,663)	(29,490)	(147,199)	(59,516)	(144,204)	(178,425)
Amortization of debt discount	47,273	0	(236,364)	0	(47,273)	(577,228)
Financing costs	0	(2,643)	(109,953)	(64,452)	(64,452)	(236,718)
Change in fair value of derivative liability	0	0	0	(29,000)	(29,000)	(27,000)
Change in fair value of warrant liability	0	0	0	0	0	(3,000)
Loss on warrant settlement	0	0	0	0	0	635,000
Loss on disposal of fixed assets	0	0	0	0	0	71,138
Loss due to fire	0	0	0	0	0	(992,285)
Forgiveness of PPP loan	0	0	103,200	0	0	0
Total other income (expense)	(65,663)	(32,133)	(390,316)	(152,968)	(284,929)	(2,714,794)
Loss before income taxes	(2,849,635)	(589,879)	(5,412,378)	(1,068,846)	(3,586,183)	(4,811,052)
Provision for income taxes	0	0	0	0	0	0
Net loss	(2,849,635)	(589,879)	(5,412,378)	(1,068,846)	(3,586,183)	(4,811,052)
Less net loss attributable to non-controlling interest	0	(1,686)	0	(3,581)	(5,729)	(82,101)
Net loss attributable to NaturalShrimp Incorporated	(2,849,635)	(588,193)	(5,412,378)	(1,065,265)	(3,580,454)	(4,728,951)
Amortization of beneficial conversion feature on Preferred shares	0	(807,000)	(817,376)	(1,100,000)	(1,720,833)	(475,000)
Redemption and exchange of Series D Preferred shares	0	0	(5,792,947)	0	0	0
Accretion on Series D Preferred shares	0	0	0	0	(302,500)	0
Dividends	0	(83,960)	0	(228,752)	(317,083)	0
Net loss available for common stockholders	$ (2,849,635)	$ (1,479,153)	$ (12,022,701)	$ (2,394,017)	$ (5,920,870)	$ (5,203,951)
EARNINGS PER SHARE (Basic and diluted)	$ (0.00)	$ (0.00)	$ (0.02)	$ (0.01)	$ (0.01)	$ (0.02)
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic and diluted)	603,775,024	451,549,772	594,359,747	419,177,832	501,477,593	326,835,226